Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value NIS 0.00001 per share, reserved for future issuance under the 2021 Employee Share Purchase Plan (the "ESPP")
Amount Registered | shares	1,045,104
Proposed Maximum Offering Price per Unit	12.2750
Maximum Aggregate Offering Price	$ 12,828,651.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,771.64
Offering Note	(1a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional ordinary shares, par value NIS 0.00001 per share (“Ordinary Shares”) of Cellebrite DI Ltd. (the “Registrant”) that become issuable under the ESPP by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding Ordinary Shares.

(1b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of the Registrant’s Ordinary Shares as reported on the Nasdaq Global Select Market on February 24, 2026.

(1c) Represents the additional Ordinary Shares reserved for issuance under the ESPP resulting from an automatic annual increase as of January 1, 2026.